United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2017 (unaudited)
Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—95.0%
	Consumer Discretionary—8.3%
183,205	CBS Corp., Class B	$11,736,112
92,653	Choice Hotels International, Inc.	5,749,119
87,614	D. R. Horton, Inc.	3,167,246
508,431	Ford Motor Co.	5,607,994
183,851	Goodyear Tire & Rubber Co.	5,570,685
70,484	Home Depot, Inc.	10,563,437
405,444	Honda Motor Co., Ltd., ADR	11,392,976
70,855	Lowe's Cos., Inc.	5,235,476
150,848	M.D.C. Holdings, Inc.	4,714,000
35,694	McDonald's Corp.	5,709,969
265,969	Melco Resorts & Entertainment, ADR	5,838,020
217,397	Pulte Group, Inc.	5,613,191
111,668	Time Warner, Inc.	11,289,635
	TOTAL	92,187,860
	Consumer Staples—7.6%
106,491	CVS Health Corp.	8,236,014
512,635	Conagra Brands, Inc.	16,640,132
80,154	Costco Wholesale Corp.	12,563,338
320,309	Empire Co. Ltd., Class A	5,384,013
133,443	Smucker (J.M.) Co.	13,979,488
277,654	Wal-Mart Stores, Inc.	21,676,448
70,634	Walgreens Boots Alliance, Inc.	5,756,671
	TOTAL	84,236,104
	Energy—8.5%
241,262	BP PLC, ADR	8,379,029
126,634	ConocoPhillips	5,528,841
176,235	Devon Energy Corp.	5,533,779
455,127	Eni SpA, ADR	14,327,398
169,977	Exxon Mobil Corp.	12,974,344
205,863	Oceaneering International, Inc.	4,642,211
514,750	PBF Energy, Inc.	12,189,280
99,704	Royal Dutch Shell PLC, Class A, ADR	5,501,667
399,324	Total S.A., ADR	20,780,821
80,043	Valero Energy Corp.	5,450,928
	TOTAL	95,308,298
	Financials—23.2%
141,194	Aflac, Inc.	11,655,565
125,238	Allstate Corp.	11,334,039
89,284	American International Group, Inc.	5,399,896
941,343	Bank of America Corp.	22,488,684
37,429	Chubb Ltd.	5,293,209
345,989	Citigroup, Inc.	23,537,632
112,051	Comerica, Inc.	7,647,481
89,200	Discover Financial Services	5,258,340
240,957	East West Bancorp, Inc.	13,341,789
24,133	Goldman Sachs Group, Inc.	5,399,518

Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Financials—continued
212,777	Hartford Financial Services Group, Inc.	$11,504,852
252,653	JPMorgan Chase & Co.	22,963,631
244,411	Lazard Ltd., Class A	10,482,788
51,691	M & T Bank Corp.	7,643,031
485,981	Morgan Stanley	22,112,136
487,108	Old Republic International Corp.	9,298,892
164,218	PNC Financial Services Group	20,594,579
188,328	Progressive Corp., OH	8,753,486
74,126	Raymond James Financial, Inc.	5,805,548
279,268	Sun Life Financial Services of Canada	10,721,099
76,451	The Travelers Cos., Inc.	9,264,332
188,599	Zions Bancorp	8,234,232
	TOTAL	258,734,759
	Health Care—11.0%
189,906	AbbVie, Inc.	14,299,922
73,307	Aetna, Inc.	11,560,514
46,571	Allergan PLC	10,687,113
60,238	AmerisourceBergen Corp.	4,834,100
68,731	Amgen, Inc.	12,218,310
43,560	Anthem, Inc.	8,539,502
81,934	Gilead Sciences, Inc.	6,858,695
207,234	GlaxoSmithKline PLC, ADR	8,337,024
42,648	Johnson & Johnson	5,645,316
181,483	Merck & Co., Inc.	11,589,504
161,559	Pfizer, Inc.	5,480,081
102,578	Quest Diagnostics, Inc.	11,114,326
60,639	UnitedHealth Group, Inc.	12,061,097
	TOTAL	123,225,504
	Industrials—9.2%
295,565	Allison Transmission Holdings, Inc.	10,264,973
130,560	Caterpillar, Inc.	15,339,494
47,711	Deere & Co.	5,531,136
269,862	Delta Air Lines, Inc.	12,734,788
143,869	Eaton Corp. PLC	10,324,040
60,267	Ingersoll-Rand PLC, Class A	5,146,199
102,777	Manpower, Inc.	11,460,663
280,616	Masco Corp.	10,318,250
94,396	Norfolk Southern Corp.	11,376,606
128,040	Waste Management, Inc.	9,873,164
	TOTAL	102,369,313
	Information Technology—11.9%
58,706	Apple, Inc.	9,627,784
390,812	Applied Materials, Inc.	17,633,438
175,053	Cisco Systems, Inc.	5,638,457
146,382	DXC Technology Co.	12,442,470
99,342	Harris Corp.	12,209,132
328,839	Hewlett Packard Enterprise Co.	5,938,832
158,184	Intel Corp.	5,547,513
192,018	Jabil, Inc.	6,019,764
59,877	KLA-Tencor Corp.	5,609,876

Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Information Technology—continued
62,478	Lam Research Corp.	$10,370,099
122,723	Maxim Integrated Products, Inc.	5,726,255
97,547	Motorola, Inc.	8,595,842
243,338	Texas Instruments, Inc.	20,153,253
206,937	Xerox Corp.	6,677,857
	TOTAL	132,190,572
	Materials—3.6%
51,043	Albemarle Corp.	5,934,259
230,593	CRH PLC, ADR	8,050,002
96,601	Dow Chemical Co.	6,438,457
528,010	Lundin Mining Corp.	3,991,523
97,975	Nucor Corp.	5,399,402
220,095	Rio Tinto PLC, ADR	10,802,262
	TOTAL	40,615,905
	Real Estate—3.7%
46,517	Coresite Realty Corp.	5,524,359
136,379	DCT Industrial Trust, Inc.	7,957,715
67,550	Digital Realty Trust, Inc.	7,993,867
133,348	Duke Realty Corp.	3,963,102
142,561	GGP, Inc.	2,958,141
137,880	Invitation Homes, Inc.	3,190,543
19,141	Simon Property Group, Inc.	3,002,266
80,539	Sun Communities, Inc.	7,273,477
	TOTAL	41,863,470
	Telecommunication Services—2.5%
503,807	AT&T, Inc.	18,872,610
59,971	Verizon Communications, Inc.	2,876,809
193,991	Vodafone Group PLC, ADR	5,631,559
	TOTAL	27,380,978
	Utilities—5.5%
91,709	American Electric Power Co., Inc.	6,752,534
53,845	DTE Energy Co.	6,047,870
82,973	Dominion Energy, Inc.	6,535,783
89,096	Duke Energy Corp.	7,778,081
111,510	Exelon Corp.	4,222,884
42,614	NextEra Energy, Inc.	6,413,833
117,412	Public Service Enterprises Group, Inc.	5,499,578
45,035	Sempra Energy	5,310,977
109,968	Southern Co.	5,307,056
152,252	Xcel Energy, Inc.	7,536,474
	TOTAL	61,405,070
	TOTAL COMMON STOCKS (IDENTIFIED COST $911,314,589)	1,059,517,833
	PURCHASED CALL OPTION—0.0%
2,500	Macy's, Inc., Notional Amount $5,192,500, Exercise Price $37.50, Expiration Date 1/19/2018 (IDENTIFIED COST $534,375)	12,500
	PURCHASED PUT OPTIONS—0.0%
5,140	PBF Energy, Inc., Notional Amount $14,191,540, Exercise Price $21.00, Expiration Date 10/20/2017	244,150
2,100	SPDR S&P 500 ETF Trust, Notional Amount $52,758,300, Exercise Price $244.00, Expiration Date 9/15/2017	177,450
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $842,066)	421,600

Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—4.4%[1]
10,016,045	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[2]	$10,018,048
6,004,457	High Yield Bond Portfolio	38,788,794
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,899,880)	48,806,842
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $959,590,910)[3]	1,108,758,775
	OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	6,194,009
	TOTAL NET ASSETS—100%	$1,114,952,784
At August 31, 2017, the Fund had the following outstanding written options contracts:
Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
JP Morgan Securities, Inc.	5PBF Energy, Inc.	5,140	$14,191,540	October 2017	$24.00	$(578,250)
(PREMIUMS RECEIVED $328,952)						$(578,250)
The average market value of put and call written options held by the Fund throughout the period was $(108,145) and $(131,788), respectively. This based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $551,478 and $119,473, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,677 and $15,791, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At August 31, 2017, the Fund had no outstanding foreign exchange contracts.
1	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	279,264,874	(269,248,829)	10,016,045	$10,018,048	$—	$111	$143,398
High Yield Bond Portfolio	11,830,737	272,166	(6,098,446)	6,004,457	$38,788,794	$1,580,838	$(272,081)	$1,748,238
TOTAL OF AFFILIATED TRANSACTIONS	11,830,737	279,537,040	(275,347,275)	16,020,502	$48,806,842	$1,580,838	$(271,970)	$1,891,636
2	7-day net yield.
3	At August 31, 2017, the cost of investments for federal tax purposes was $959,590,910. The net unrealized appreciation of investments for federal tax purposes was $149,167,865. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $167,689,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,521,771. The amounts presented are inclusive of derivative contracts.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (“the Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2017, all investments of the Fund excluding an Investment Company utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $38,788,794 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017